TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Statement of Additional Information

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Transamerica Intermediate Muni

Effective immediately, the following will replace the corresponding information in the Prospectuses for Transamerica Intermediate Muni under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Belle Haven Investments, L.P.
Portfolio Managers:
Max Christiana	Portfolio Manager	since November 2021
Matthew Dalton	Portfolio Manager	since November 2012

Effective immediately, the following will replace the corresponding information in the Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Intermediate Muni

Name	Sub-Adviser	Positions Over Past Five Years
Max Christiana	Belle Haven Investments, L.P.	Portfolio Manager of the fund since 2021; joined Belle Haven Investments, L.P. in 2016, Partner since 2023; Portfolio Manager since 2020; Prior Vice President of Trading
Matthew Dalton	Belle Haven Investments, L.P.	Portfolio Manager of the fund since 2012; joined Belle Haven Investments, L.P. in 1996; Chief Executive Officer since 2002

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Effective immediately, the following will replace the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Belle Haven Investments, L.P. (“Belle Haven”):

Transamerica Intermediate Muni

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Max Christiana	0	$0	0	$0	24,301	$18.73 billion
Matthew Dalton	0	$0	1	$19.79 million	24,301	$18.73 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Max Christiana	0	$0	0	$0	0	$0
Matthew Dalton	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

May 14, 2025